UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07723

Investment Company Act File Number

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.30%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization – Europe — 12.92%(1)
Actelion, Ltd.	348,000	$34,632,162	2.55%
Perrigo Co. PLC	186,000	25,705,200	1.90
Roche Holding AG PC	293,000	86,362,391	6.37
Sanofi	150,000	16,036,946	1.18
Shire PLC ADR	72,000	12,484,080	0.92

		$175,220,779	12.92%

Major Capitalization – Far East — 2.83%(1)
Ono Pharmaceutical Co., Ltd.	497,700	$38,311,966	2.83%

		$38,311,966	2.83%

Major Capitalization – North America — 65.58%(1)
AbbVie, Inc.	1,084,000	$58,893,720	4.34%
Agilent Technologies, Inc.	430,700	24,524,058	1.81
Allergan, Inc.	289,200	48,429,432	3.57
Amgen, Inc.	392,000	45,468,080	3.35
Biogen Idec, Inc.(2)	149,600	47,777,752	3.52
BioMarin Pharmaceutical, Inc.(2)	214,000	12,403,440	0.91
Bristol-Myers Squibb Co.	1,230,000	61,180,200	4.51
CareFusion Corp.(2)	475,000	20,391,750	1.50
Celgene Corp.(2)	120,000	18,363,600	1.35
Express Scripts Holding Co.(2)	273,000	19,511,310	1.44
Gilead Sciences, Inc.(2)	675,000	54,816,750	4.04
HCA Holdings, Inc.(2)	1,130,000	59,878,700	4.42
Illumina, Inc.(2)	326,400	51,652,800	3.81
Incyte Corp.(2)	760,000	37,658,000	2.78
Intuitive Surgical, Inc.(2)	91,100	33,683,314	2.48
McKesson Corp.	62,000	11,757,680	0.87
Medivation, Inc.(2)	522,000	38,017,260	2.80
Merck & Co., Inc.	932,000	53,925,520	3.98
Mylan, Inc.(2)	1,070,000	53,328,800	3.93
Pfizer, Inc.	1,150,000	34,074,500	2.51
Regeneron Pharmaceuticals, Inc.(2)	132,500	40,672,200	3.00
St. Jude Medical, Inc.	214,800	13,940,520	1.03
Stryker Corp.	89,600	7,570,304	0.56
Thermo Fisher Scientific, Inc.	290,700	33,985,737	2.51
Zimmer Holdings, Inc.	72,700	7,586,245	0.56

		$889,491,672	65.58%

Small & Mid Capitalization – Europe — 1.13%(1)
Tornier NV(2)	714,600	$15,371,046	1.13%

		$15,371,046	1.13%

Small & Mid Capitalization – Far East — 5.72%(1)
Biosensors International Group, Ltd.	13,628,000	$10,329,064	0.76%
Nichi-Iko Pharmaceutical Co., Ltd.	990,000	14,337,125	1.05
Sawai Pharmaceutical Co., Ltd.	280,000	17,458,860	1.29
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	18,912,900	18,548,459	1.37
Towa Pharmaceutical Co., Ltd.	420,000	16,933,019	1.25

		$77,606,527	5.72%

Security	Shares	Value	Percentage of Net Assets
Small & Mid Capitalization – North America — 12.12%(1)
Celldex Therapeutics, Inc.(2)	262,500	$3,835,125	0.28%
Exact Sciences Corp.(2)	400,000	5,392,000	0.40
Fluidigm Corp.(2)	415,000	11,512,100	0.85
Health Net, Inc.(2)	335,000	13,393,300	0.99
Impax Laboratories, Inc.(2)	537,700	14,926,552	1.10
Infinity Pharmaceuticals, Inc.(2)	753,000	7,605,300	0.56
Insulet Corp.(2)	529,800	19,406,574	1.43
InterMune, Inc.(2)	695,000	27,535,900	2.03
Ironwood Pharmaceuticals, Inc.(2)	1,298,700	18,597,384	1.37
Molina Healthcare, Inc.(2)	300,000	12,927,000	0.95
Neurocrine Biosciences, Inc.(2)	580,700	8,065,923	0.59
NuVasive, Inc.(2)	177,000	5,901,180	0.44
OraSure Technologies, Inc.(2)	1,145,000	7,236,400	0.53
Portola Pharmaceuticals, Inc.(2)	255,400	5,659,664	0.42
Vocera Communications, Inc.(2)	189,700	2,450,923	0.18

		$164,445,325	12.12%

Total Common Stocks (identified cost $986,793,500)		$1,360,447,315	100.30%

Other Assets, Less Liabilities		$(4,042,967)	(0.30)%

Net Assets		$1,356,404,348	100.00%

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

During the fiscal year to date ended May 31, 2014, the Portfolio held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2014 was $13,372.

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

The Portfolio did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$991,710,161

Gross unrealized appreciation	$418,963,838
Gross unrealized depreciation	(50,226,684)

Net unrealized appreciation	$368,737,154

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Major Capitalization - Europe	$38,189,280	$137,031,499		$—	$175,220,779
Major Capitalization - Far East	—	38,311,966		—	38,311,966
Major Capitalization - North America	889,491,672	—		—	889,491,672
Small & Mid Capitalization - Europe	15,371,046	—		—	15,371,046
Small & Mid Capitalization - Far East	—	77,606,527		—	77,606,527
Small & Mid Capitalization - North America	164,445,325	—		—	164,445,325
Total Common Stocks	$1,107,497,323	$252,949,992	*	$—	$1,360,447,315

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	July 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	July 15, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 15, 2014